Activities of Orange Bank - Fair value of financial assets (Details) - Orange Bank, operating segment [member] - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		€ 477	€ 89
Cash and cash equivalent [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		477	89
Financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		1,785	1,714
Financial assets excluding derivatives [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		1,482	1,251
Financial assets excluding derivatives [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		303	389
Financial assets excluding derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			74
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	€ 641
Financial assets at amortised cost, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	605
Financial assets at amortised cost, category [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	36
Financial assets at amortised cost, category [member] | Loans and receivables [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	3,000
Financial assets at amortised cost, category [member] | Loans and receivables [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	3,000
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	553
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	553
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	152	171	237
Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	152	171
Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			237
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	925
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	862
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	63
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | IFRS Equity Securities [Member]
Disclosure of financial assets [line items]
Financial assets, at fair value	1
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | IFRS Equity Securities [Member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	€ 1
Loans and receivables, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		3,096	3,091
Loans and receivables, category [member] | Loans and advances [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		3,096	3,091
Loans and receivables, category [member] | Other financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		214	74
Loans and receivables, category [member] | Other financial assets excluding derivatives [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		214
Loans and receivables, category [member] | Other financial assets excluding derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			74
Held-to-maturity investments, category (should only appear in IFRS 9 disclosure after taxonomy conversion AND updated for first 12/31/18 draft) [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		605	658
Held-to-maturity investments, category (should only appear in IFRS 9 disclosure after taxonomy conversion AND updated for first 12/31/18 draft) [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		581	592
Held-to-maturity investments, category (should only appear in IFRS 9 disclosure after taxonomy conversion AND updated for first 12/31/18 draft) [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		24	66
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		795	745
Financial assets available-for-sale, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		730	659
Financial assets available-for-sale, category [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		€ 65	€ 86